Rule 497 Filing

On behalf of each of the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds (the “Funds”), each a series of the TIAA-CREF Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on July 19, 2018 (Accession No. 0000930413-18-002267), which are incorporated by reference into this Rule 497 Filing.